UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22041

                        Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                        Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 63.9%
	CONSUMER DISCRETIONARY — 12.5%
	Auto Components — 0.3%
3,000	Cooper Tire & Rubber Co.	$100,620
3,000	Fiat Industrial SpA	36,937
14,000	Tenneco Inc.†	676,620

		814,177

	Diversified Consumer Services — 1.0%
22,000	Corinthian Colleges Inc.†	49,280
184,100	Stewart Enterprises Inc., Cl. A	2,419,074

		2,468,354

	Hotels, Restaurants, and Leisure — 2.3%
100,000	Ameristar Casinos Inc.	2,647,000
4,000	Churchill Downs Inc.	324,840
140,000	Dover Motorsports Inc.	365,400
80,000	Ladbrokes plc	259,223
8,000	Orient-Express Hotels Ltd., Cl. A†	100,080
80,000	SHFL Entertainment Inc.†	1,820,000
2,500	WMS Industries Inc.†	64,375

		5,580,918

	Household Durables — 0.5%
15,000	Harman International Industries Inc.	907,950
10,000	Nobility Homes Inc.†	87,500
14,000	Skyline Corp.†	68,460

		1,063,910

	Media — 6.4%
100,000	Acme Communications Inc.	6,600
8,000	Arbitron Inc.	367,680
13,000	Belo Corp., Cl. A	185,380
25,000	British Sky Broadcasting Group plc	314,901
150,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,113,000
70,000	Crown Media Holdings Inc., Cl. A†	207,900
3,600	Discovery Communications Inc., Cl. A†	286,992
3,600	Discovery Communications Inc., Cl. C†	261,576
22,000	DISH Network Corp., Cl. A	982,300
38,000	Fisher Communications Inc.†	1,556,860
35,000	Kabel Deutschland Holding AG	3,947,557
9,000	Liberty Global plc, Cl. A†	730,080
8,097	Liberty Global plc, Cl. C†	624,764
24,000	Liberty Media Corp., Cl. A†	3,449,520
20,000	Shaw Communications Inc., Cl. B	496,800
26,000	Starz, Cl. A†	586,820

		15,118,730

	Multiline Retail — 0.5%
73,000	Saks Inc.†	1,169,460

	Specialty Retail — 1.5%
12,000	Aaron’s Inc.†	343,920
30,000	American Greetings Corp., Cl. A†	571,200

Shares		Market Value
22,500	Maidenform Brands Inc.†	$525,600
10,000	Pier 1 Imports Inc.	235,000
20,000	Shoppers Drug Mart Corp.	1,190,342
60,000	The Pep Boys - Manny, Moe & Jack†	747,000

		3,613,062

	TOTAL CONSUMER DISCRETIONARY	29,828,611

	HEALTH CARE — 9.3%
	Biotechnology — 3.7%
400	Biogen Idec Inc.†	87,252
6,800	Bio-Rad Laboratories Inc., Cl. A†	829,532
100,000	Life Technologies Corp.†	7,460,000
19,000	Trius Therapeutics Inc.†	267,900

		8,644,684

	Health Care Equipment and Supplies — 1.0%
44,000	ArthroCare Corp.†	1,595,440
1	Cynosure Inc., Cl. A†	26
13,000	Exactech Inc.†	280,670
2,000	ICU Medical Inc.†	143,380
30,000	Smith & Nephew plc	358,029
992	Wright Medical Group Inc.†	27,201

		2,404,746

	Health Care Providers and Services — 1.4%
1,000	Chemed Corp.	70,590
90,000	CML HealthCare Inc.	932,334
7,000	Rhoen Klinikum AG	169,301
100,000	Vanguard Health Systems Inc.†	2,091,000

		3,263,225

	Life Sciences Tools and Services — 1.2%
10,000	Illumina Inc.†	798,200
95,500	WuXi PharmaTech Cayman Inc., ADR†	2,120,100

		2,918,300

	Pharmaceuticals — 2.0%
23,600	Allergan Inc.	2,150,432
26,000	Bristol-Myers Squibb Co.	1,124,240
60,000	Elan Corp. plc, ADR†	924,000
5,991	Grifols SA, ADR	190,154
2,400	Onyx Pharmaceuticals Inc.†	315,120
10,000	Optimer Pharmaceuticals Inc.†	125,100

		4,829,046

	TOTAL HEALTH CARE	22,060,001

	CONSUMER STAPLES — 9.1%
	Beverages — 2.9%
420,000	D.E Master Blenders 1753 NV†	6,928,480

	Food and Staples Retailing — 2.5%
24,000	Casey’s General Stores Inc.	1,589,520
65,000	Harris Teeter Supermarkets Inc.	3,196,700

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
	Food and Staples Retailing (Continued)
2,000	Nash Finch Co.	$46,900
4,000	Spartan Stores Inc.	78,680
29,700	Village Super Market Inc., Cl. A	1,094,445

		6,006,245

	Food Products — 3.2%
100,000	Copeinca ASA	1,149,708
37,382	Dole Food Co. Inc.†	482,228
4,500	Flowers Foods Inc.	103,320
40,000	GrainCorp Ltd., Cl. A	444,752
27,000	Hillshire Brands Co.	950,670
510,000	Parmalat SpA	1,662,276
6,500	Post Holdings Inc.†	301,535
14,000	Smithfield Foods Inc.†	464,800
44,000	Tootsie Roll Industries Inc.	1,489,840
1,000,000	Yashili International Holdings Ltd.	448,708

		7,497,837

	Personal Products — 0.5%
50,000	Avon Products Inc.	1,143,000

	TOTAL CONSUMER STAPLES	21,575,562

	INFORMATION TECHNOLOGY — 8.5%
	Communications Equipment — 0.0%
5,000	Emulex Corp.†	40,050

	Computers and Peripherals — 3.5%
380,000	Dell Inc.	4,814,600
350,000	Intermec Inc.†	3,475,500

		8,290,100

	Electrical Equipment and Instruments — 0.5%
165,000	Gerber Scientific Inc., Escrow†	1,650
45,000	Laird plc	132,121
4,500	Park Electrochemical Corp.	122,400
11,000	SGL Carbon SE	359,628
31,000	Zygo Corp.†	485,770

		1,101,569

	Semiconductors and Semiconductor Equipment — 0.1%
1,125	Lam Research Corp.†	55,372
2,500	LTX-Credence Corp.†	13,400
10,000	MoSys Inc.†	41,100
10,000	PLX Technology Inc.†	54,800

		164,672

	Software — 4.4%
38,000	BMC Software Inc.†	1,746,860
2,000	Ebix Inc.	23,200
75,000	FalconStor Software Inc.†	76,500
4,000	Keynote Systems Inc.	79,720

Shares		Market Value
1,000	Market Leader Inc.†	$11,710
87,471	Sourcefire Inc.†	6,597,938
200,000	STEC Inc.†	1,354,000
37,000	Stonesoft OYJ†	216,089
27,000	Take-Two Interactive Software Inc.†	473,310

		10,579,327

	TOTAL INFORMATION TECHNOLOGY	20,175,718

	TELECOMMUNICATION SERVICES — 5.2%
	Diversified Telecommunications Services — 2.4%
280,000	Asia Satellite Telecommunications Holdings Ltd.	1,083,088
160,000	Cincinnati Bell Inc.†	552,000
40,000	Koninklijke KPN NV†	105,417
80,000	Telenet Group Holding NV	3,873,457
1,000	Ziggo NV	39,724

		5,653,686

	Wireless Telecommunications Services — 2.8%
97,000	Leap Wireless International Inc.†	1,617,960
14,000	Millicom International Cellular SA, SDR	1,117,955
1,000	Rogers Communications Inc., Cl. B	39,940
5,000	Sprint Corp.†	29,801
9,000	Telephone & Data Systems Inc.	238,590
40,000	T-Mobile US Inc.	964,400
70,000	United States Cellular Corp.	2,779,700

		6,788,346

	TOTAL TELECOMMUNICATION SERVICES	12,442,032

	MATERIALS — 5.1%
	Building Products — 1.2%
100,000	Griffon Corp.	1,190,000
10,000	Michael Baker Corp.	404,000
12,000	Texas Industries Inc.†	745,680
12,000	Vulcan Materials Co.	566,160

		2,905,840

	Containers and Packaging — 2.7%
9,000	Greif Inc., Cl. B	515,250
299,200	Myers Industries Inc.	5,825,424

		6,340,674

	Metals and Mining — 0.6%
95,000	Alcoa Inc.	755,250
1,200	Allegheny Technologies Inc.	33,084
90,000	AuRico Gold Inc.	416,700
4,000	Camino Minerals Corp.†	234
12,000	Gold Fields Ltd., ADR	72,360
10,000	Pan American Silver Corp.	126,862
3,000	Sibanye Gold Ltd., ADR†	9,330

		1,413,820

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
	Paper and Forest Products — 0.6%
42,000	Buckeye Technologies Inc.	$1,563,240

	TOTAL MATERIALS	12,223,574

	INDUSTRIALS — 5.1%
	Aerospace and Defense — 0.3%
15,000	Exelis Inc.	221,700
12,000	Kaman Corp.	454,320

		676,020

	Air Freight and Logistics — 0.3%
80,000	TNT Express NV	628,885

	Commercial Services and Supplies — 0.1%
1,200	Met-Pro Corp.	16,380
7,000	Rollins Inc.	178,500
7,000	The Brink’s Co.	187,110

		381,990

	Machinery — 3.5%
10,000	CIRCOR International Inc.	525,200
17,999	Eaton Corp. plc	1,241,031
3,400	Hoganas AB, Cl. B	168,483
750,000	Invensys plc	5,662,510
30,000	Xylem Inc.	747,900

		8,345,124

	Railroads and Transportation — 0.9%
9,000	GATX Corp.	406,620
50,000	Navistar International Corp.†	1,707,500

		2,114,120

	TOTAL INDUSTRIALS	12,146,139

	UTILITIES — 4.6%
	Electric Utilities — 3.1%
20,000	Duke Energy Corp.	1,420,011
40,000	Endesa SA†	928,853
208,949	NV Energy Inc.	4,937,465

		7,286,329

	Gas Utilities — 0.1%
4,000	Southwest Gas Corp.	198,560

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow†	0

	Multi-Utilities — 1.2%
70,000	NorthWestern Corp.	2,954,000

Shares		Market Value
	Water — 0.2%
20,000	Severn Trent plc	$539,439

	TOTAL UTILITIES	10,978,328

	FINANCIALS — 3.4%
	Capital Markets — 0.4%
50,000	BKF Capital Group Inc.†	59,000
12,300	Lender Processing Services Inc.	401,964
80,000	SWS Group Inc.†	476,800

		937,764

	Commercial Banks — 1.0%
180,000	First Niagara Financial Group Inc.	1,924,200
34,000	Hudson City Bancorp Inc.	325,040
10,000	Sterling Bancorp	135,500

		2,384,740

	Consumer Finance — 1.6%
150,000	SLM Corp.	3,706,500

	Insurance — 0.1%
6,000	American Safety Insurance Holdings Ltd.†	179,760
2,200	Argo Group International Holdings Ltd.	98,230
3,000	CNinsure Inc., ADR†	16,890

		294,880

	Real Estate Management and Development — 0.2%
100	Colonial Properties Trust	2,421
500	ECO Business-Immobilien AG†	3,040
16,012	Ryman Hospitality Properties Inc.	596,447

		601,908

	Thrift and Mortgage Finance — 0.1%
10,000	New York Community Bancorp Inc.	151,700

	TOTAL FINANCIALS	8,077,492

	ENERGY — 1.1%
	Oil, Gas, and Consumable Fuels — 1.1%
4,000	Anadarko Petroleum Corp.	354,080
600	Berry Petroleum Co., Cl. A	24,330
125,000	Dragon Oil plc	1,178,976
345,000	Gulf Coast Ultra Deep Royalty Trust†	724,500
11,592	Halcon Resources Corp.†	63,524
20,000	Heritage Oil plc†	50,354
1,000	Uranium One Inc.†	2,590
140,000	WesternZagros Resources Ltd.†	199,007

		2,597,361

	TOTAL ENERGY	2,597,361

	TOTAL COMMON STOCKS	152,104,818

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2013 (Unaudited)

Shares		Market Value
	RIGHTS — 0.1%
	HEALTH CARE — 0.1%
	Health Care — 0.1%
20,000	Adolor Corp., expire 07/01/19†	$10,400
5,000	American Medical Alert Corp.†	50
4,000	Clinical Data Inc., expire 04/14/18†	3,800
100	Omthera Pharmaceuticals†	60
120,000	Sanofi, expire 12/31/20†	225,600
4,000	Wright Medical Group Inc., CVR†	12,000

		251,910

	INDUSTRIALS — 0.0%
	Air Freight and Logistics — 0.0%
80,000	TNT Express NV, expire 08/22/13†	0

	TOTAL RIGHTS	251,910

	WARRANTS — 0.1%
	ENERGY — 0.1%
	Oil, Gas, and Consumable Fuels — 0.1%
60,000	Kinder Morgan Inc., expire 05/25/17†	328,800

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 35.9%
$85,368,000	U.S. Treasury Bills,
	0.015% to 0.120%††,
	08/01/13 to 01/30/14	$85,357,297

	TOTAL INVESTMENTS — 100.0% (Cost $222,164,182)	$238,042,825

	Aggregate tax cost	$225,014,633

	Gross unrealized appreciation	$21,079,372
	Gross unrealized depreciation	(8,051,180)

	Net unrealized appreciation/depreciation	$13,028,192

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 7/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Information Technology
Electrical Equipment and Instruments	$1,099,919	—	$1,650	$1,101,569
Other Industries (a)	19,074,149	—	—	19,074,149
Utilities
Independent Power Producers and Energy Traders	—	—	0	0
Other Industries (a)	10,978,328	—	—	10,978,328
Other Industries	120,950,772	—	—	120,950,772
Total Common Stocks	152,103,168	—	1,650	152,104,818
Rights:
Health Care	237,600	—	14,310	251,910
Industrials	—	—	0	0
Total Rights	237,600	—	14,310	251,910
Warrants:
Energy	328,800	—	—	328,800
U.S. Government Obligations	—	$85,357,297	—	85,357,297
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$152,669,568	$85,357,297	$15,960	$238,042,825

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the nine months ended July 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at July 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty. There were no derivative contracts held at July 31, 2013.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at July 31, 2013 are reflected within the Schedule of Investments.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At July 31, 2013, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2012, the Fund had a net capital loss carryforward for federal income tax purposes of $44,646,023 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/13/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/13/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/13/13

* Print the name and title of each signing officer under his or her signature.